Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Table 10.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 10.1: Intangible Assets

	December 31, 2020			December 31, 2019
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$4,612	(3,300)	1,312	4,422	(2,992)	1,430
Customer relationship and other intangibles	879	(551)	328	947	(524)	423
Total amortized intangible assets	$5,491	(3,851)	1,640	5,369	(3,516)	1,853
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$6,125			11,517
Goodwill	26,392			26,390
Trademark	14			14
(1)Balances are excluded commencing in the period following full amortization.
(2)Includes a $37 million valuation allowance recorded for amortized MSRs at December 31, 2020. See Note 9 (Mortgage Banking Activities) for additional information on MSRs.

Amortization Expense for Intangible Assets
Table 10.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2020. Future amortization expense may vary from these projections.

Table 10.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Customer relationship and other intangibles	Total
Year ended December 31, 2020 (actual)	$308	95	403
Estimate for year ended December 31,
2021	$244	81	325
2022	216	68	284
2023	188	59	247
2024	163	48	211
2025	138	39	177

Goodwill	Table 10.3 shows the allocation of goodwill.
Table 10.3: Goodwill

(in millions)	Consumer Banking and Lending	Wholesale Banking	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Consolidated Company
December 31, 2018	$16,685	8,450	—	—	1,283	—	26,418
Change in goodwill related to divested businesses and foreign currency translation	—	(21)	—	—	(7)	—	(28)
December 31, 2019	$16,685	8,429	—	—	1,276	—	26,390
Change in goodwill related to divested businesses and foreign currency translation	—	—	2	—	—	—	2
Reallocation due to change in segments	(267)	(8,429)	3,016	5,375	—	305	—
December 31, 2020	$16,418	—	3,018	5,375	1,276	305	26,392